Fair Value Disclosures - Marketable Securities Location of Gain / (Loss) Recognized (Table) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Marketable Securities - Realized Loss	$ (980,430)	$ 0
Net gain on marketable securities	414,235	0
Gain on marketable securities, net
Marketable Securities - Initial measurement	1,394,665	0
Marketable Securities - Realized Loss	$ (980,430)	$ 0